Income Taxes (Tables)	12 Months Ended
Aug. 31, 2011
Income Taxes [Abstract]
Provisions for income taxes and the difference between the statutory federal income tax rate and effective tax rate
The provision for income taxes consists of the following (in millions):

	2011	2010	2009
Current provision -
Federal	$1,301	$1,129	$807
State	147	90	91
	1,448	1,219	898
Deferred provision -
Federal	113	62	243
State	19	1	17
	132	63	260
Income tax provision	$1,580	$1,282	$1,158

Deferred Tax Assets and Liabilities Included in the Consolidated Balance Sheet
The deferred tax assets and liabilities included in the Consolidated Balance Sheets consist of the following (in millions):

	2011	2010
Deferred tax assets -
Postretirement benefits	$214	$179
Compensation and benefits	165	228
Insurance	226	190
Accrued rent	112	176
Tax benefits	327	138
Stock compensation	179	133
Inventory	143	59
Other	78	123
Subtotal	1,444	1,226
Less: Valuation allowance	91	-
Total deferred tax assets	1,353	1,226
Deferred tax liabilities -
Accelerated depreciation	1,176	1,050
Inventory	476	356
Intangible assets	49	117
Other	31	45
Subtotal	1,732	1,568
Net deferred tax liabilities	$379	$342

Reconciliation of the total amounts of unrecognized tax benefits
The following table provides a reconciliation of the total amounts of unrecognized tax benefits for fiscal 2011 (in millions):

	2011	2010	2009
Balance at beginning of year	$93	$128	$64
Gross increases related to tax positions in a prior period	25	12	38
Gross decreases related to tax positions in a prior period	(68)	(57)	(5)
Gross increases related to tax positions in the current period	54	37	38
Settlements with taxing authorities	(8)	(21)	(1)
Lapse of statute of limitations	(2)	(6)	(6)
Balance at end of year	$94	$93	$128